Loans Receivable, Net (Impaired Financing Receivables) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	$ 440,000	$ 1,102,558
Impaired financing receivable, recorded investment	39,946,538	31,354,814
Impaired financing receivable, unpaid principal balance	45,146,178	37,515,743
Impaired financing receivable, average recorded investment	41,555,434	33,574,855
Impaired financing receivable, interest income, accrual method	1,195,659	1,176,461
Residential Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	4,500,902	3,936,316
Impaired financing receivable, with no related allowance, unpaid principal balance	4,611,873	4,588,645
Impaired financing receivable, with no related allowance, average recorded investment	4,531,543	4,044,142
Impaired financing receivable, with no related allowance, interest income, accrual method	130,896	31,704
Impaired financing receivable, with related allowance, recorded investment	0	901,920
Impaired financing receivable, with related allowance, unpaid principal balance	0	901,920
Impaired financing receivable, related allowance	0	158,791
Impaired financing receivable, with related allowance, average recorded investment	0	909,473
Impaired financing receivable, with related allowance, interest income, accrual method	0	0
Impaired financing receivable, recorded investment	4,500,902	4,838,236
Impaired financing receivable, unpaid principal balance	4,611,873	5,490,565
Impaired financing receivable, average recorded investment	4,531,543	4,953,615
Impaired financing receivable, interest income, accrual method	130,896	31,704
Consumer Loans
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	322,588	106,197
Impaired financing receivable, with no related allowance, unpaid principal balance	386,588	106,198
Impaired financing receivable, with no related allowance, average recorded investment	342,916	104,539
Impaired financing receivable, with no related allowance, interest income, accrual method	28,419	953
Impaired financing receivable, with related allowance, recorded investment	0	169,294
Impaired financing receivable, with related allowance, unpaid principal balance	0	169,294
Impaired financing receivable, related allowance	0	103,109
Impaired financing receivable, with related allowance, average recorded investment	0	170,499
Impaired financing receivable, with related allowance, interest income, accrual method	0	5,173
Impaired financing receivable, recorded investment	322,588	275,491
Impaired financing receivable, unpaid principal balance	386,588	275,492
Impaired financing receivable, average recorded investment	342,916	275,038
Impaired financing receivable, interest income, accrual method	28,419	6,126
Commercial Business
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	7,853	19,775
Impaired financing receivable, with no related allowance, unpaid principal balance	7,853	19,775
Impaired financing receivable, with no related allowance, average recorded investment	12,236	19,896
Impaired financing receivable, with no related allowance, interest income, accrual method	0	389
Impaired financing receivable, with related allowance, recorded investment	0	0
Impaired financing receivable, with related allowance, unpaid principal balance	0	0
Impaired financing receivable, related allowance	0	0
Impaired financing receivable, with related allowance, average recorded investment	0	0
Impaired financing receivable, with related allowance, interest income, accrual method	0	0
Impaired financing receivable, recorded investment	7,853	19,775
Impaired financing receivable, unpaid principal balance	7,853	19,775
Impaired financing receivable, average recorded investment	12,236	19,896
Impaired financing receivable, interest income, accrual method	0	389
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	31,808,577	21,810,347
Impaired financing receivable, with no related allowance, unpaid principal balance	35,373,833	26,775,853
Impaired financing receivable, with no related allowance, average recorded investment	32,963,079	23,618,648
Impaired financing receivable, with no related allowance, interest income, accrual method	1,036,344	886,737
Impaired financing receivable, with related allowance, recorded investment	3,306,618	4,410,965
Impaired financing receivable, with related allowance, unpaid principal balance	4,766,031	4,954,058
Impaired financing receivable, related allowance	440,000	840,658
Impaired financing receivable, with related allowance, average recorded investment	3,705,660	4,707,658
Impaired financing receivable, with related allowance, interest income, accrual method	0	251,505
Impaired financing receivable, recorded investment	35,115,195	26,221,312
Impaired financing receivable, unpaid principal balance	40,139,864	31,729,911
Impaired financing receivable, average recorded investment	36,668,739	28,326,306
Impaired financing receivable, interest income, accrual method	$ 1,036,344	$ 1,138,242